Basis of Presentation and Material Accounting Policies (Tables)	3 Months Ended
Jul. 31, 2026
Investments accounted for using equity method [abstract]
Summary of Subsidiaries Using Their Historical Names which are Wholly Owned and Subject to Control

Name of Subsidiary	% Equity Interest - July 31, 2026 and April 30, 2026	Country of Incorporation	Functional Currency
ImmunoPrecise Antibodies (Canada) Ltd. d/ba/ MindWalk Biologics	100%	Canada	Canadian dollar
ImmunoPrecise Antibodies (USA) Ltd. ("IPA USA")	100%	USA	U.S. dollar
ImmunoPrecise Antibodies (N.D.) LTD	100%	USA	U.S. dollar
ImmunoPrecise Antibodies (MA) LLC	100%	USA	U.S. dollar
Talem Therapeutics LLC ("Talem")	100%	USA	U.S. dollar
ImmunoPrecise Netherlands B.V.	100%	Netherlands	Euro
BioStrand B.V. d/b/a MindWalk	100%	Belgium	Euro
Idea Family BV	100%	Belgium	Euro
BioKey BV	100%	Belgium	Euro
BioClue BV	100%	Belgium	Euro

Summary of Discontinued Operations

The following table summarizes the major classes of line items included in income from discontinued operations, net of tax, as a result of the divestiture of IPA Europe and reclassification to discontinued operations:

	Three months ended July 31,
(in thousands, except share data)	2026 $	2025 $
REVENUE	—	4,480
COST OF SALES	—	1,976
GROSS PROFIT	—	2,504
EXPENSES
Research and development	—	115
Sales and marketing	—	117
General and administrative	—	778
Amortization of intangible assets	—	109
	—	1,119
Income before other income (expenses) and income taxes	—	1,385
OTHER INCOME (EXPENSES)
Grant income	—	6
Interest, accretion and other income	—	—
Unrealized foreign exchange loss	—	(1)
	—	5
Income before income taxes	—	1,390
Income taxes	—	(261)
NET INCOME FROM DISCONTINUED OPERATIONS	—	1,129